Trade and Other Receivables - Schedule of Changes in credit losses provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the allowance for impairment of trade and other receivables [abstract]
Opening balance	$ 4,305	$ 5,945
Initial application of IFRS 9		122
Additions	217	104
Write-offs	(1,241)	(1,253)
Transfer to assets held for sale	(871)	6
Cumulative translation adjustment	(79)	(619)
Closing balance	2,331	4,305
Current	1,103	1,715
Non-current	$ 1,228	$ 2,590